Other Long-Term Receivable (Details) - Schedule of other long-term receivable - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Schedule of other long-term receivable [Abstract]
Escrow deposits for IPO proceeds	$ 400,000	$ 400,000
Long- term deposits for contracts performance	324,119	313,986
Other long-term receivables	20,348	109,130
Total	$ 744,467	$ 823,116